Transfer of Assets - Summary of Carrying Amount and Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets	$ 17,209	$ 16,888
Carrying amount of associated liabilities	16,925	16,621
Residential mortgages [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets	5,569	4,797
Other related assets [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets	$ 11,640	$ 12,091